Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net cash generated from (used in) operating activities			¥ (522,988)	$ (80,150)	¥ (631,288)	¥ (418,865)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities			(89,504)	(13,717)	(28,594)	(48,947)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the IPO and from exercising the over-allotment option by the underwriters			2,051,695	314,436
Payment of the IPO issuance cost			(18,469)	(2,830)
Payment to repurchase of ordinary shares						(21,082)
Payment to repurchase of the Series A convertible preferred shares						(4,730)
Repurchase and cancellation of vested options			(528)	(81)	(551)	(11,883)
Net proceeds from the issuance of convertible redeemable preferred shares			3,274,069			1,588,067
Net cash generated from financing activities			2,797,421	428,724	84,449	1,550,372
Net increase (decrease) in cash and cash equivalents and restricted cash			2,146,430	328,955	(587,142)	1,155,363
Cash, cash equivalents and restricted cash at beginning of the year			688,702	105,548	1,275,844	120,481
Cash, cash equivalents and restricted cash at end of the year			2,835,132	434,503	688,702	1,275,844
Series F Convertible Redeemable Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from the issuance of convertible redeemable preferred shares	¥ 849,528	$ 120,000	849,528	130,196
Parent Company
Net cash generated from (used in) operating activities			(4,214)	(646)	11,529	1,477
CASH FLOWS FROM INVESTING ACTIVITIES
Amounts due from subsidiaries					(60,137)	(142,237)
Investments in subsidiaries			(1,024,607)	(157,028)	(671,566)	(539,608)
Net cash used in investing activities			(1,024,607)	(157,028)	(731,703)	(681,845)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the IPO and from exercising the over-allotment option by the underwriters			2,051,695	314,436
Payment of the IPO issuance cost			(18,469)	(2,830)
Payment to repurchase of ordinary shares						(21,082)
Payment to repurchase of the Series A convertible preferred shares						(4,730)
Repurchase and cancellation of vested options			(528)	(81)	(551)	(11,883)
Net proceeds from the issuance of convertible redeemable preferred shares						1,588,067
Net cash generated from financing activities			2,882,226	441,721	(551)	1,550,372
Effect of exchange rate changes			(35,401)	(5,426)	(1,536)	114,770
Net increase (decrease) in cash and cash equivalents and restricted cash			1,818,004	278,621	(722,261)	984,774
Cash, cash equivalents and restricted cash at beginning of the year			290,578	44,533	1,012,839	28,065
Cash, cash equivalents and restricted cash at end of the year			2,108,582	323,154	¥ 290,578	¥ 1,012,839
Parent Company | Series F Convertible Redeemable Preferred Shares
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from the issuance of convertible redeemable preferred shares			¥ 849,528	$ 130,196